First Trust Emerging Markets Human Flourishing ETF Expense Example, No Redemption - First Trust Emerging Markets Human Flourishing ETF - First Trust Emerging Markets Human Flourishing ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	$ 930